PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2025, and 2024, prepaid expenses and other current assets consist of:

	As of December 31,
	2025	2024
Prepaid expenses	$1,847,073	$770,932
Deposits	45,502	4,756
Other current assets	720,439	10,688
Total	$2,613,014	$786,376